Deferred Tax Assets and Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
Summary of deferred tax assets and liabilities

	December 31,
	2017	2016
Deferred tax assets
Revenue and expense cutoff	$78,456	$62,789
Allowance for doubtful accounts	235,007	153,957
Loss carryforward	1,709,433	-
	2,022,896	216,746
Less: valuation allowance	(1,709,433)	-
	$313,463	$216,746
Deferred tax liability
Accrued revenue (net of cost)	$-	$(60,476)
Revenue and expense cutoff	-	(86,406)
	$-	$(146,882)

Schedule of deferred income tax balances for financial reporting
	December 31,
	2017	2016
Deferred tax assets	$313,463	$69,864
Deferred tax liabilities	$-	$-